Stock Based and Other Management Compensation - Unvested Stock Options Rollforward (Details)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Outstanding unvested as of January 1, 2018 | shares	0
Granted | shares	979,790
Forfeited | shares	(11,070)
Outstanding unvested as of December 31, 2018 | shares	968,720
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Outstanding unvested as of January 1, 2018 | $ / shares	$ 0.00
Granted | $ / shares	15.67
Forfeited | $ / shares	15.00
Outstanding unvested as of December 31, 2018 | $ / shares	$ 15.68